Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 28,640	$ 126,071
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	24,308	22,414
Amortization of deferred drydock expenditures	3,799	2,692
Share-based compensation	1,908	3,596
Gain on vessel sold	0	(12,322)
Amortization of deferred finance fees	783	862
Loss on extinguishment of debt	469	0
Gain on extinguishment of finance leases	0	(1,432)
Unrealized losses on derivatives	0	26
Operating lease ROU - lease liability, net	260	88
Loss / (profit) from equity method investments	288	(19)
Deferred drydock payments	(12,484)	(5,796)
Changes in operating assets and liabilities:
Receivables	7,298	(8,846)
Prepaid expenses and other assets	1,123	446
Advances and deposits	717	2,273
Inventories	1,304	983
Accounts payable	(2,631)	5,234
Accrued expenses and other liabilities	(521)	(1,247)
Deferred revenue	173	2,445
Net cash provided by operating activities	55,434	137,468
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	26,829
Payments for acquisition of vessels and vessel equipment, including deposits	(113,416)	(58,056)
Advances for vessel equipment	(5,366)	0
Payments for other non-current assets	(257)	(304)
Proceeds from equity investments	0	1,650
Net cash (used in) investing activities	(119,039)	(29,881)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities, net	152,493	68,385
Repayments of long term debt	0	(1,678)
Repayments on revolving facilities	(78,796)	(91,194)
Repayments of finance leases	0	(42,262)
Payment of common share dividends	(8,116)	(37,517)
Payment of preferred share dividends	(1,907)	(2,552)
Net cash provided by / (used in) financing activities	63,674	(106,818)
Net increase in cash and cash equivalents	69	769
Cash and cash equivalents at the beginning of the year	46,988	46,805
Cash and cash equivalents at the end of the period	47,057	47,574
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	2,763	3,842
Cash paid during the period for interest in respect of finance leases	0	1,500
Cash paid during the period for operating lease liabilities (offices)	618	489
Cash paid during the period for operating lease liabilities (time charter-in contracts)	9,135	10,888
Cash paid during the period for income taxes	159	90
Non-cash financing activity. Non cash conversion from term loan to revolving facility	0	44,100
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	678	7,327
Non-cash financing activity: Accrued preferred dividends	433	578
Non-cash investing activity. Movement in accruals and accounts payable during the period in respect of drydocks and scrubber systems	$ (3,468)	$ 194